MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 11 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Multi-Asset Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees Column [Text]	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Multi-Asset Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses Column [Text]		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.04%
Acquired (Underlying) Fund Fees and Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		2.20%	2.95%	2.95%	1.95%	2.95%	2.45%	2.20%	1.95%	1.93%
Fee Reductions and/or Expense Reimbursements	[1]	(0.76%)	(0.76%)	(0.76%)	(0.76%)	(0.76%)	(0.76%)	(0.76%)	(0.76%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.44%	2.19%	2.19%	1.19%	2.19%	1.69%	1.44%	1.19%	1.18%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 1.27% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.02% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.02% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.52% of the fund's average daily net assets annually for Class R2 shares, and 1.01% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least October 31, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Multi-Asset Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	713	1,155	1,621	2,907
B	Class B Shares	622	1,141	1,686	3,039
C	Class C Shares	322	841	1,486	3,217
I	Class I Shares	121	539	982	2,213
R1	Class R1 Shares	222	841	1,486	3,217
R2	Class R2 Shares	172	691	1,237	2,729
R3	Class R3 Shares	147	615	1,110	2,475
R4	Class R4 Shares	121	539	982	2,213
R5	Class R5 Shares	120	533	972	2,193

Expense Example, No Redemption MFS Global Multi-Asset Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	222	841	1,486	3,039
C	Class C Shares assuming no redemption at end of period	222	841	1,486	3,217

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
seeks to achieve the fund's objective by generating returns from (1) a strategic allocation to a mix of asset classes, (2) individual security selection of U.S.
and foreign issuers within those asset classes, and (3) a tactical asset allocation overlay to manage the fund's exposure to asset classes, markets, and currencies primarily using derivative instruments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

The fund's performance may not be correlated with the performance of the asset classes, markets, or currencies represented by the individual investments selected by MFS.

Strategic Asset Class Allocation:  MFS determines the percentages of the fund's assets to be invested in the general asset classes of bonds and stocks, as well as in other less-traditional asset classes that MFS believes provide diversification benefits when added to a portfolio consisting of bonds and stocks, such as commodity-related investments and real estate-related investments. As of October
28, 2012, the fund's target strategic exposures among asset classes were as follows:
15% in inflation-adjusted debt instruments; 35% in other debt instruments; 30% in equity securities; 15% in commodity-related investments; and 5% in real estate-related investments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund's assets in other mutual funds advised by MFS that invest in such asset classes instead of investing directly in such assets.

The strategic asset class allocations have been selected for investment over longer time periods, but may be changed without shareholder approval or notice.
The actual strategic asset class weightings can deviate due to market movements and cash flows.  MFS periodically rebalances the fund's strategic asset class weightings.  These target asset class weightings do not reflect the fund's cash balance; some portion of the fund's portfolio will be held in cash due to collateral requirements associated with the fund's derivative transactions, purchase and redemption activity, and other short term cash needs.

Individual Security Selection:

In selecting direct investments for the fund, MFS may invest the fund's assets in
U.S. and foreign securities, including emerging market securities.

Of the fund's investments in debt instruments, MFS primarily invests the fund's assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS generally seeks to diversify the fund's equity investments in terms of market capitalization (e.g., small, mid, large cap), style (e.g., growth, value), and location (e.g., U.S., foreign). These allocations may vary significantly from time to time.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

A team of investment professionals selects investments for the fund. MFS allocates the fund's assets to investment professionals by investment strategy. MFS uses a bottom-up investment approach to buying and selling investments for the fund.
Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

Tactical Asset Allocation Overlay:  MFS employs a top-down tactical asset allocation process to adjust the fund's exposure to asset classes, markets and currencies based on its assessment of the relative attractiveness of such asset classes, markets and currencies. MFS manages the fund's exposure to asset classes, markets and currencies primarily through the use of derivative instruments.

In managing the tactical overlay, MFS uses proprietary quantitative models and may increase or decrease the fund's exposure to asset classes, markets and/or currencies resulting from MFS' individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets and/or currencies. After taking into account the tactical overlay, the fund's exposure to the various asset classes, markets, and/or currencies may vary significantly from time to time. MFS may also expose the fund to asset classes, markets and/or currencies in which its individual security selection has resulted in no or little exposure (e.g., the high yield bond market).

MFS may adjust the fund's net exposure to asset classes, markets and/or currencies by taking net short positions in an asset class, market or currency if MFS believes the risk/return potential of such asset class, market or currency is unattractive.
Alternatively, MFS may cause the fund to take net long positions in an asset class, market or currency if MFS believes such asset class, market or currency appears attractive. After taking into account the tactical overlay, the fund's net exposures to the asset classes referenced below, which may include exposure to U.S. and foreign issuers, will normally fall within the following ranges:

Asset Class                                                          Range
Inflation-adjusted debt instruments                               -5% to 35%
Debt instruments, excluding inflation-adjusted debt instruments    0% to 70%
Equity securities                                                  0% to 60%
Commodity-related investments                                     -5% to 35%
Real estate-related investments                                   -10% to 20%

MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.

MFS may also use derivatives to seek to limit the fund's exposure to certain extreme market events.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS' investment analysis, its selection of investments, its assessment of the risk/return potential of asset classes, markets and currencies, and its adjustments to the fund's exposure to asset classes, markets, and currencies through the use of derivatives and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Investment Strategy Risk:  The fund's strategy to manage its exposure to asset classes, markets, and currencies may not produce the intended results. In addition, the strategies MFS may implement to limit the fund's exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund's returns.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics.
Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates;
property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Tax Risk:  In order to qualify as a regulated investment company (RIC) under the
Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to the risk of diminished returns.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of operations.